RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24.  RELATED PARTY TRANSACTIONS

Compensation of key management personnel

Key management personnel comprises members of the Board of Directors and key senior managers of the Corporation and its main subsidiaries. Their compensation is as follows:

	2024	2023	2022
Salaries and short-term benefits	$1.9	$2.0	$2.7
Stock-based compensation	—	1.5	0.5
Termination and other long-term benefits	0.1	0.1	0.6
	$2.0	$3.6	$3.8

Operating transactions

During the years ended December 31, 2024, 2023 and 2022, the Corporation incurred expenses with affiliated corporations, which are included in purchase of goods and services, and acquired property, plant and equipment and intangible assets from affiliated corporations. The Corporation also made sales to affiliated corporations. These transactions were accounted for at the consideration agreed between parties.

	2024	2023	2022
Ultimate parent and parent corporation
Revenues	$0.4	$0.4	$0.4
Purchase of goods and services	3.3	2.6	10.2
Operating expenses recovered	(1.4)	(1.8)	(2.0)

Corporations under common control
Revenues	2.5	4.1	4.7
Purchase of goods and services	119.3	147.5	112.3
Operating expenses recovered	(2.6)	0.2	(0.7)

Other affiliated corporations
Purchase of goods and services	52.2	30.5	21.9
Acquisition of property, plant and equipment and intangible assets	35.6	11.0	8.6

Management arrangements

The Corporation pays annual management fees to the parent corporation for services rendered to the Corporation, including internal audit, legal and corporate, financial planning and treasury, tax, real estate, human resources, risk management, public relations and other services. Management fees amounted to $30.5 million in 2024 ($34.9 million in 2023 and $27.2 million in 2022). In addition, the parent corporation is entitled to the reimbursement of out-of-pocket expenses incurred in connection with the services provided under the agreement. These transactions were accounted for at the consideration agreed between the parties.

24.  RELATED PARTY TRANSACTIONS (continued)

Accounts receivable from affiliated corporations

	2024	2023
Ultimate parent and parent corporation
Accounts receivable	$2.4	$3.5
Dividends receivable	4.7	—
Interest receivable	14.6	14.5

Corporations under common control
Accounts receivable	11.8	7.1
	$33.5	$25.1

Accounts payable to affiliated corporations

	2024	2023
Ultimate parent and parent corporation
Accounts payable	$42.0	$36.8
Interest payable	4.7	—

Corporations under common control
Accounts payable	22.6	54.2
	$69.3	$91.0

Promissory notes receivable

The Corporation has a $160.0 million and a $836.0 million promissory note receivable from Quebecor Media bearing interest at 4.90% and 7.00%, respectively. These promissory notes are repayable on demand.

Tax consolidation transactions

	2024	2023
Investment in an affiliated corporation[1]	$1,530.0	$—
Subordinated loan from the parent corporation[2]	(1,530.0)	—
1	Investment in 1,530,000 preferred shares, Series C, of 9511-8063 Quebec Inc., a subsidiary of Quebecor Media Inc., carrying the right to receive an annual dividend of 9.35%, payable semi-annually.
2	Subordinated loan of $1,530.0 million from Quebecor Media Inc., bearing interest at a rate of 9.25%, payable semi-annually.

2024

On April 17, 2024, the Corporation contracted a subordinated loan of $1,530.0 million from Quebecor Media, bearing interest at a rate of 9.25%, payable semi-annually, and maturing on April 17, 2054. On the same day, the Corporation invested the total proceeds of $1,530.0 million into 1,530,000 preferred shares, Series G, of 9511-8063 Quebec Inc., an affiliated corporation. These shares carry the right to receive an annual dividend of 9.35%, payable semi-annually.

24.  RELATED PARTY TRANSACTIONS (continued)

2023

On November 1, 2023, 9346-9963 Quebec Inc. redeemed 1,595,000 preferred shares, Series C for a total cash consideration of $1,595.0 million. On the same day, the Corporation used the total proceeds of $1,595.0 million to repay its subordinated loan contracted from Quebecor Media Inc.

2022

On October 17, 2022, the Corporation contracted a subordinated loan of $2,113.0 million from Quebecor Media inc, bearing interest at a rate of 10.5%, payable semi-annually, and maturing on October 17, 2052. On the same day, the Corporation invested the total proceeds of $2,113.0 million into 2,113,000 preferred shares, Series N, of 9346-9963 Quebec Inc. These shares carry the right to receive an annual dividend of 10.6%, payable semi-annually.

On December 7, 2022, 9346-9963 Quebec Inc. redeemed 2,113,000 preferred shares, Series N for a total cash consideration of $2,113.0 million. On the same day, the Corporation used the total proceeds of $2,113.0 million to repay its subordinated loan contracted from Quebecor Media Inc.

All these transactions were carried out for tax consolidation purposes of Quebecor Media Inc. and its subsidiaries.